Earnings per Share	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings per Share
The computation of basic earnings per share is based on the number of weighted average common shares outstanding during the period. The computation of diluted earnings per share includes the dilutive effect of common stock equivalents consisting of incremental common shares deemed outstanding from the assumed exercise of stock options and the dilutive effect of restricted stock awards. A reconciliation of the numerators and denominators of the basic and diluted earnings per share calculations follows (in millions, except per share amounts):

	Twelve weeks ended		Forty weeks ended
	July 3, 2016	July 5, 2015	July 3, 2016	July 5, 2015
Net income (numerator for basic and diluted earnings per share)	$120	$154	$419	$479

Weighted average common shares outstanding (denominator for basic earnings per share)	320.6	358.5	328.4	359.6
Incremental common shares attributable to dilutive effect of share-based awards	0.6	2.0	0.9	2.6
Weighted average common shares outstanding and potential additional common shares outstanding (denominator for diluted earnings per share)	321.2	360.5	329.3	362.2

Basic earnings per share	$0.37	$0.43	$1.27	$1.33

Diluted earnings per share	$0.37	$0.43	$1.27	$1.32

The computation of diluted earnings per share for the twelve and forty weeks ended July 3, 2016 does not include share-based awards to purchase approximately 23.6 million shares and 20.8 million shares of common stock, respectively, due to their antidilutive effect. The computation of diluted earnings per share for the twelve and forty weeks ended July 5, 2015 does not include share-based awards to purchase approximately 13.8 million shares and 9.8 million shares of common stock, respectively, due to their antidilutive effect.

Earnings per Share
The computation of basic earnings per share is based on the number of weighted average common shares outstanding during the period. The computation of diluted earnings per share includes the dilutive effect of common stock equivalents consisting of incremental common shares deemed outstanding from the assumed exercise of stock options and the dilutive effect of restricted stock awards. A reconciliation of the numerators and denominators of the basic and diluted earnings per share calculations follows (in millions, except per share amounts):

	2015	2014	2013
Net income (numerator for basic and diluted earnings per share)	$536	$579	$551

Weighted average common shares outstanding (denominator for basic earnings per share)	358.5	367.8	371.2
Incremental common shares attributable to dilutive effect of share-based awards	2.3	2.7	3.3
Weighted average common shares outstanding and potential additional common shares outstanding(denominator for diluted earnings per share)	360.8	370.5	374.5

Basic earnings per share	$1.49	$1.57	$1.48

Diluted earnings per share	$1.48	$1.56	$1.47

The computation of diluted earnings per share for fiscal years 2015, 2014 and 2013 does not include share-based awards to purchase approximately 12.0 million shares, 9.1 million shares and 7.1 million shares of common stock, respectively, due to their antidilutive effect.